UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

 /s/      Douglas K. Lee     San Francisco, CA/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $392,691 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ENERGY INDS           COM              007973100     2923   217800 SH       SOLE                   217800        0        0
ANALOG DEVICES INC             COM              032654105    10736   285000 SH       SOLE                   285000        0        0
APPLE INC                      COM              037833100     1460     2500 SH       SOLE                     2500        0        0
APPLE INC                      COM              037833100    17520    30000 SH  CALL SOLE                    30000        0        0
ASML HOLDING N V               NY REG SHS       N07059186     3857    75000 SH       SOLE                    75000        0        0
BROADCOM CORP                  CL A             111320107     6752   200000 SH       SOLE                   200000        0        0
BROADCOM CORP                  CL A             111320107    10128   300000 SH  CALL SOLE                   300000        0        0
CISCO SYS INC                  COM              17275R102    17090  1000000 SH  CALL SOLE                  1000000        0        0
CISCO SYS INC                  COM              17275R102     6010   350000 SH       SOLE                   350000        0        0
CITRIX SYS INC                 COM              177376100     5456    65000 SH       SOLE                    65000        0        0
COINSTAR INC                   COM              19259P300     5836    85000 SH       SOLE                    85000        0        0
CREE INC                       COM              225447101     2182    85000 SH       SOLE                    85000        0        0
E M C CORP MASS                COM              268648102     1282    50000 SH       SOLE                    50000        0        0
E M C CORP MASS                COM              268648102     7689   300000 SH  CALL SOLE                   300000        0        0
FORTINET INC                   COM              34959E109     4644   200000 SH       SOLE                   200000        0        0
HEWLETT PACKARD CO             COM              428236103     2011   100000 SH       SOLE                   100000        0        0
HEWLETT PACKARD CO             COM              428236103    12066   600000 SH  CALL SOLE                   600000        0        0
INFORMATICA CORP               COM              45666Q102     6354   150000 SH       SOLE                   150000        0        0
INTEL CORP                     COM              458140100     6663   250000 SH  PUT  SOLE                   250000        0        0
ISHARES TR                     RUSSELL 2000     464287655    67626   850000 SH  PUT  SOLE                   850000        0        0
LINEAR TECHNOLOGY CORP         COM              535678106      313    10000 SH       SOLE                    10000        0        0
LSI CORPORATION                COM              502161102     6370  1000000 SH       SOLE                  1000000        0        0
LSI CORPORATION                COM              502161102     4778   750000 SH  CALL SOLE                   750000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     9024   800000 SH       SOLE                   800000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    16920  1500000 SH  CALL SOLE                  1500000        0        0
MONOLITHIC PWR SYS INC         COM              609839105     7454   375500 SH       SOLE                   375500        0        0
NVIDIA CORP                    COM              67066G104     6910   500000 SH       SOLE                   500000        0        0
ON SEMICONDUCTOR CORP          COM              682189105     6390   900000 SH       SOLE                   900000        0        0
PANDORA MEDIA INC              COM              698354107     2174   200000 SH       SOLE                   200000        0        0
RESPONSYS INC                  COM              761248103     1212   100000 SH       SOLE                   100000        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     4845   300000 SH  PUT  SOLE                   300000        0        0
SANDISK CORP                   COM              80004C101    16416   450000 SH  PUT  SOLE                   450000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     4946   200000 SH       SOLE                   200000        0        0
SHUTTERFLY INC                 COM              82568P304     4604   150000 SH       SOLE                   150000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    81660   600000 SH  PUT  SOLE                   600000        0        0
TERADYNE INC                   COM              880770102     6327   450000 SH       SOLE                   450000        0        0
TIBCO SOFTWARE INC             COM              88632Q103     2992   100000 SH       SOLE                   100000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106     3518   150000 SH       SOLE                   150000        0        0
XILINX INC                     COM              983919101     7553   225000 SH       SOLE                   225000        0        0